Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	GEOVAX LABS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0455038
Entity Address, Address Line One	1900 Lake Park Drive, Suite 380
Entity Address, City or Town	Smyrna
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30080
City Area Code	678
Local Phone Number	384-7220
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0000832489
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Amendment Flag	true